UNITED STATES

                                      SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C. 20549

                                                  FORM 24F-2

                                       ANNUAL NOTICE OF SECURITIES SOLD
                                            PURSUANT TO RULE 24F-2

                         READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.   Name and address of issuer:
                                      Forum Funds
                                      Two Portland Square
                                      Portland, Maine 04101


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2.    The name of each  series or class of  securities  for  which  this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                                      Daily Assets Treasury Obligations Fund
                                      Daily Assets Government Fund
                                      Daily Assets Government Obligations Fund
                                      Daily Assets Cash Fund
                                      Daily Assets Municipal Fund



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3.   Investment Company Act File Number:    811-3023

      Securities Act File Number:                       2-67052



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4(a).  Last day of fiscal year for which this Form is filed:

                                                          August 31, 2001



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4(b).  [  ]  Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year).  (See instruction A.2)

NOTE:  IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.



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4(c).  [  ]  Check box if this is the last time the issuer will be filing this Form.


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5.  Calculation of registration fee:

     (i)     Aggregate sale price of securities sold during the
                                                                                             -----------------------
              fiscal year pursuant to section 24(f):                                                 $1,767,533,925
                                                                                             -----------------------

     (ii)    Aggregate price of securities redeemed or
                                                                          -------------------
              repurchased during the fiscal year:                             $1,710,842,828
                                                                          -------------------

     (iii)    Aggregate price of securities  redeemed or repurchased
              during any PRIOR  fiscal  year ending no earlier  than
              October 11, 1995 that were not previously used to reduce
              registration fees payable to the Commission:
                                                                          -------------------
                                                                                           $0
                                                                          -------------------

                                                                                             -----------------------
     (iv)   Total available redemption credits [add Items 5(ii)                            -         $1,710,842,828
                                                                                             -----------------------
              and 5(iii)].
     (v)    Net sales -- if Item 5(i) is greater than Item 5(iv)
                                                                                             -----------------------
             [subtract Item 5(iv) from Item 5(i)]:                                                      $56,691,097
                                                                                             -----------------------

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     (vi)   Redemption credits available for use in future years                          $0
                                                                          -------------------
              -- if Item 5(i) is less than Item 5(iv)  [subtract
                 Item 5(iv) from Item 5(i)]:
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     (vii)  Multiplier for determining registration fee (See
                                                                                             -----------------------
              Instruction C.9):                                                              x           .000239
                                                                                             -----------------------

     (viii)  Registration fee due [multiply Item 5(v) by Item
                                                                                             -----------------------
               5(vii)]  (enter "0" if no fee is due):                                      =                $13,550
                                                                                             =======================


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6.  Prepaid Shares

     If the  response  to Item 5(i) was  determined  by  deducting  an amount of securities that were  registered  under the
     Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997,  then report the amount of securities
     (number of shares or other units) deducted here:

                                                              Not applicable

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are  available  for use by the  issuer in future  fiscal years, then state that number here:

                                                              Not applicable


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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                             -----------------------
                                                                                           +                     $0
                                                                                             -----------------------


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8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                             -----------------------
                                                                                           =                $13,550
                                                                                             -----------------------



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9.  Date the registration fee and any interest payment was sent to the Commission's lockbox depository:   November 28, 2001

    Method of Delivery:
                                      [ x ]    Wire Transfer
                                      [   ]    Mail or other means


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                                                                 SIGNATURES

This  report has been  signed  below by the  following  persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/   Ronald H. Hirsch
                                      ------------------------------------
                                      Ronald H. Hirsch
                                      Treasurer

Date:  November 29, 2001

                         *Please  print  the name and  title of the signing officer below the signature.




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